Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-45361
                                                     1940 Act File No. 811-08627

                                     OPTIQUE
                                      FUNDS
                                     [LOGO]










PROSPECTUS                                                    RACINE, WISCONSIN
                                                              FEBRUARY 28, 2007
                                (AS SUPPLEMENTED AND RESTATED DECEMBER 3, 2007)

This prospectus contains information you should know before investing, including information about risks. Please read it carefully before you invest and keep it with your financial records.

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


It's important you know that Optique Funds:


o Are not bank deposits
o Are not federally insured
o Are not endorsed or guaranteed by any bank or government agency
o Are not guaranteed to achieve their goals

                                TABLE OF CONTENTS
PROSPECTUS SUMMARY
o Welcome to Optique Funds                                                   2

ABOUT THE FUNDS
o Optique Large Cap Value Fund                                               3
o Optique Small Cap Value Fund                                               7
o Optique International Value Fund                                          11
o Optique Intermediate Fixed Income Fund                                    14
o Portfolio Managers of the Funds                                           19


ABOUT YOUR ACCOUNT
o How to Purchase Shares                                                    20
o Selling (Redeeming) Shares of the Funds                                   26
o Exchange Privilege                                                        30
o Other Purchase, Redemption and Exchange Policies                          31
o Net Asset Value (NAV)                                                     32
o Dividends, Distributions and Taxes                                        33

MORE ABOUT THE FUNDS
o Management of the Funds                                                   34
o Financial Highlights                                                      36

FOR MORE INFORMATION                                                        38

PROSPECTUS SUMMARY


                            WELCOME TO OPTIQUE FUNDS

Optique Funds ("the Funds") offers a selection of four diversified mutual fund portfolios, each with a distinct investment objective and risk/reward profile.


The descriptions on the following pages include information you should know before you invest, including the types of securities in which each Fund invests and the risks associated with those investments. You'll want to read all this information carefully. You can find more detailed information about the Funds in the Statement of Additional Information ("SAI").

Although each Fund invests in a number of securities, you should not consider an investment in any one Fund a complete investment program. Like most investors, you will want to hold a number of different investments, each with a different level of risk.


Each of the Optique Funds is managed by Optique Capital Management, Inc. (the "Advisor"). The Funds are distributed by SEI Investments Distribution Co. (the "Distributor").




OPTIQUE FUNDS                 INVESTMENT OBJECTIVE*             PRIMARY INVESTMENTS             PRIMARY RISKS
---------------------------------------------------------------------------------------------------------------------
Large Cap                     Long-term capital                 Large company stocks            Market and financial
     Value Fund               appreciation and current                                          risk
                              income
---------------------------------------------------------------------------------------------------------------------
Small Cap                     Long-term capital                 Small company stocks            Market, financial
     Value Fund               appreciation                                                      and smaller
                                                                                                companies risk
---------------------------------------------------------------------------------------------------------------------
International                 Long-term capital                 Foreign stocks                  Market, financial,
     Value Fund               appreciation                                                      foreign investment
                                                                                                and mid-cap
                                                                                                companies risk
---------------------------------------------------------------------------------------------------------------------
Intermediate Fixed            Current income consistent         Investment grade bonds          Market, interest
     Income Fund              with capital preservation                                         rate, credit,
                                                                                                prepayment and
                                                                                                liquidity risk
---------------------------------------------------------------------------------------------------------------------


* A Fund's investment objective may be changed without shareholder approval.

                                                                 ABOUT THE FUNDS
                          OPTIQUE LARGE CAP VALUE FUND


MAIN GOAL
The Fund seeks long-term capital appreciation and current income.

INVESTMENT STRATEGY
The Fund invests mainly (normally 80% or more of its net assets, plus borrowings for investment purposes) in common stocks of U.S. companies having a market capitalization of $4 billion or more at the time of purchase.

The portfolio managers of the Fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the S&P 500(R) Index and the Russell 1000(R) Value Index, the portfolio managers focus on stock selectiOn rather than sector allocation. The Fund's sector allocation rarely will be identical to the S&P 500(R) Index or thE Russell 1000(R) Value Index because the portfolio managers usually will find better investment opportunities in some sectors than others.

The portfolio managers use a variety of resources, including computer models and fundamental research, to identify stocks that they believe are suitable investments. Specifically, the managers look for companies that have all or some of the following attributes:

o Positive free cash flow
o Corporate restructuring or management changes
o Increasing market share or new product development
o Inexpensive (i.e., low valuation) relative to their industry sector
o Relatively flat or increasing earnings estimate revisions
o Other evidence of positive catalysts for change

The Fund typically sells a stock when its portfolio managers no longer consider it undervalued relative to other companies in its sector, or if a change in the company's business or financial outlook no longer makes it a suitable holding for the portfolio.

The Fund may take temporary defensive positions in response to adverse market conditions. When it does so, it will invest some or all of its assets in money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments, since these securities earn interest but do not appreciate in value. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

MARKET CAPITALIZATION
IS A MEASURE OF THE MARKET VALUE OF A PUBLICLY TRADED COMPANY. IT IS CALCULATED BY MULTIPLYING THE NUMBER OF A COMPANY'S OUTSTANDING SHARES BY THE CURRENT MARKET PRICE PER SHARE.

ABOUT THE FUNDS

The Fund attempts to manage investment risk by diversifying its holdings among many companies and industries. However, the Fund cannot guarantee that it will reach its goal or its performance will be positive over any period of time.

The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objectives by active and frequent trading of common stocks. The Fund has a non-fundamental investment policy to normally invest 80% of the value of its net assets in the particular type of investments suggested by the Fund's name. The Fund will provide 60 days prior notice to its shareholders before implementing a change in this policy.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MAIN INVESTMENT RISKS

The Fund is subject to the following risks:

o MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money. From time to time "value" investing falls out of favor with investors. During these periods the Fund's relative performance may suffer.

o FINANCIAL RISK. This is the risk that the price of a common stock will decline because the issuing company experiences financial distress.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                                                 ABOUT THE FUNDS

PERFORMANCE HISTORY


The return information provided in the bar chart and table below illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. The table also illustrates how the Fund's average annual returns compare to a broad measure of market performance. Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns. Prior to December 3, 2007, the investment adviser to the Large Cap Value Fund was Johnson Asset Management, Inc., the predecessor to the Advisor.


LARGE CAP VALUE FUND (INCEPTION 3/31/98)
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURN

                              [BAR CHART OMITTED]

  1999    2000       2001       2002     2003      2004      2005      2006
--------------------------------------------------------------------------------
(3.74)%   7.10%     3.43%     (18.02)%  28.75%    17.06%     6.26%    20.43%

                      BEST AND WORST QUARTERLY PERFORMANCE
                       FOR THE EIGHT YEARS ENDED 12/31/06
              ----------------------------------------------------
                      BEST                           WORST
                    QUARTER                         QUARTER
                    RETURN                          RETURN
              ----------------------------------------------------
                    19.91%                          (20.57)%
              (2nd quarter, 2003)              (3rd quarter, 2002)



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------
                                                                 ONE              FIVE           SINCE INCEPTION
                                                                 YEAR             YEAR           (3/31/98)
-----------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
   Return before taxes                                          20.43%             9.60%              6.77%
   Return after taxes on distributions(1)                       18.88%             8.57%              5.56%
   Return after taxes on distributions and sale of Fund         13.66%             7.95%              5.34%
     shares(1)
S&P 500(R)Index(2)(3)                                           15.80%             6.19%              4.56%
Russell 1000(R)Value Index(2)(4)                                22.25%            10.86%              7.49%

 (1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than both its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

(2) Reflects no deduction for fees, expenses or taxes.

(3) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

(4) The Russell 1000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalization have more influence than those with smaller market capitalization) index of the 1000 largest U.S. companies with lower forecasted growth rates and price-to-book ratios.

ABOUT THE FUNDS

INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

o SHAREHOLDER FEES are fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
    (as a percentage of offering price)
Maximum deferred sales charge (load)                                     None
    (as a percentage of net asset value)
Maximum sales charge (load) imposed on reinvested dividends              None
    (as a percentage of net asset value)
Redemption fee*                                                          2.00%
Exchange fee*                                                            2.00%
--------------------------------------------------------------------------------
o ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's net assets.
--------------------------------------------------------------------------------
Management fee                                                           0.75%
Distribution and/or service (12b-1) fees                                 0.10%
Other expenses                                                           0.21%
Acquired Fund Fees and Expenses                                          0.02%**
Total Fund Operating Expenses                                            1.08%
--------------------------------------------------------------------------------
* These fees only apply to shares sold or exchanged within 30 days of their purchase date.

** The Large Cap Value Fund indirectly bears a pro rata share of the fees and expenses of each underlying mutual fund in which it invests. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in this table will differ from that presented in the "Financial Highlights" section of this prospectus.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
--------------------------------------------------------------------------------
1 Year              3 Years                   5 years                  10 Years
$110                $343                      $595                     $1,317
--------------------------------------------------------------------------------

                                                                 ABOUT THE FUNDS


                          OPTIQUE SMALL CAP VALUE FUND


MAIN GOAL
The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests mainly (normally 80% or more of its net assets, plus borrowings for investment purposes) in common stocks of U.S. companies having a market capitalization of less than $2 billion at the time of purchase.

The portfolio managers of the Fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the Russell 2000(R) Value Index and the Russell 2000(R) Index, the portfolio managers focus on stock selection rather than sector allocation. The Fund's sector allocation rarely will be identical to the Russell 2000(R) Value Index or the Russell 2000(R) Index because the portfolio managers usually will find better investmenT opportunities in some sectors than others.

The portfolio managers use a variety of resources, including computer models and fundamental research, to identify stocks that they believe are suitable investments. Specifically, the managers look for companies that have some or all of the following attributes:

o Positive free cash flow
o Corporate restructuring or management changes
o Increasing market share or new product development
o Inexpensive (i.e., low valuation) relative to their industry sector
o Relatively flat or increasing earnings estimate revisions o Sufficient analysts' coverage and liquidity
o Other evidence of positive catalysts for change

The Fund may take temporary defensive positions in response to adverse market conditions. When it does so, it will invest some or all of its assets in money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments, since these securities earn interest but do not appreciate in value. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. The Fund has a non-fundamental investment policy to normally invest 80% of the value of its net assets in the particular type of investments suggested by the Fund's name. The Fund will provide 60 days prior notice to its shareholders before implementing a change in this policy.

The Fund attempts to manage investment risk by diversifying its holdings among many companies and industries. However, the Fund cannot guarantee that it will reach its goal or that its performance will be positive over any period of time.

The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objective by active and frequent trading of common stocks.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

SMALL CAP STOCKS
HAVE HISTORICALLY PROVIDED GREATER RETURNS THAN THE STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. HOWEVER, THEIR PRICES TEND TO BE MORE VOLATILE.

ABOUT THE FUNDS

MAIN INVESTMENT RISKS
The Fund is subject to the following risks:

o MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money. From time to time "value" investing falls out of favor with investors. During these periods the Fund's relative performance may suffer.

o Financial Risk. This is the risk that the price of a common stock will decline because the issuing company experiences financial distress.

o Smaller Companies Risk. This is a risk associated with smaller capitalization companies that results from smaller companies typically having relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult to sell stocks of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and smaller capitalization stocks underperform.

As a result of these and other risks, the value of the Fund's investments tends to be more volatile than the stock market in general, as measured by the S&P 500(R) Index.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


PERFORMANCE HISTORY The return information provided in the bar chart and table below illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. The table also illustrates how the Fund's average annual returns compare to a broad measure of market performance. Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns. Prior to December 3, 2007, the investment adviser to the Small Cap Value Fund was Johnson Asset Management, Inc., the predecessor to the Advisor.

                                                                 ABOUT THE FUNDS

SMALL CAP VALUE FUND (INCEPTION 3/31/98)
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURN

                              [BAR CHART OMITTED]

  1999    2000       2001       2002     2003      2004      2005      2006
--------------------------------------------------------------------------------
  1.11%  16.25%     29.20%    (18.54)%  43.25%    13.78%     (1.27)%  23.28%

                      BEST AND WORST QUARTERLY PERFORMANCE
                       FOR THE EIGHT YEARS ENDED 12/31/06
              ----------------------------------------------------
                      BEST                           WORST
                    QUARTER                         QUARTER
                    RETURN                          RETURN
              ----------------------------------------------------
                    23.64%                          (22.54)%
              (2nd quarter, 2003)              (3rd quarter, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------
                                                                   ONE               FIVE           SINCE INCEPTION
                                                                   YEAR              YEAR           (3/31/98)
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
   Return before taxes                                            23.28%            10.07%               9.10%
   Return after taxes on distributions(1)                         16.04%             6.99%               6.76%
   Return after taxes on distributions and sale of Fund           17.61%             7.33%               6.79%
     shares(1)
Russell 2000(R)Value Index(2)(3)                                  23.48%            15.37%              10.71%
Russell 2000(R)Index(2)(4)                                        18.37%            11.39%               7.15%

(1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than both its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
(2) Reflects no deduction for fees, expenses or taxes.
(3) The Russell 2000(R)Value Index is a widely-recognized, capitalization-weighted index of the 2000 largest U.S. companies with lower growth rates and price-to-book ratios.
(4) The Russell 2000(R) Index is a popular measure of the stock performance of small companies comprised of the stocks of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is comprised of the 3,000 largest U.S. companies based on market capitalization.

ABOUT THE FUNDS

INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

o SHAREHOLDER FEES are fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
    (as a percentage of offering price)
Maximum deferred sales charge (load)                                     None
    (as a percentage of net asset value)
Maximum sales charge (load) imposed on reinvested dividends              None
    (as a percentage of net asset value)
Redemption fee*                                                          2.00%
Exchange fee*                                                            2.00%
--------------------------------------------------------------------------------

o ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's average net assets.
--------------------------------------------------------------------------------
Management fee                                                           0.75%
Distribution and/or service (12b-1) fees                                 0.17%
Other expenses                                                           0.52%
Acquired Fund Fees and Expenses                                          0.01%**
Total Fund Operating Expenses                                            1.45%
--------------------------------------------------------------------------------
* These fees only apply to shares sold or exchanged within 30 days of their purchase date.

** The Small Cap Value Fund indirectly bears a pro rata share of the fees and expenses of each underlying mutual fund in which it invests. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in this table will differ from that presented in the "Financial Highlights" section of this prospectus.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                 3 Years                  5 years                10 Years
$148                   $459                     $792                   $1,735
--------------------------------------------------------------------------------

                                                                 ABOUT THE FUNDS


                        OPTIQUE INTERNATIONAL VALUE FUND


MAIN GOAL
The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests mainly (normally 80% or more of its net assets, plus borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. To ensure adequate diversification, the Fund spreads its investments across many different regions around the world. The portfolio managers assign country weightings based on the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World ex-USA Index. Within each country, the portfolio managers identify the most attractively valued companies and choose stocks based on the strategy described below. The portfolio managers of the Fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the portfolio managers focus on stock selection rather than country allocation. The Fund's country allocation rarely will be identical to the MSCI World ex-USA Index because, the portfolio managers usually will find better investment opportunities in some countries than others.

In choosing stocks, the Fund focuses on foreign companies that appear to be undervalued relative to their real worth or future prospects. The portfolio managers use a variety of resources, including computer models and fundamental research, to identify foreign stocks that they believe are favorably priced. Specifically, the managers look for non-U.S. companies that have some or all of the following attributes:

o Positive free cash flow
o Corporate restructuring or management changes
o Increasing market share or new product development
o Inexpensive (i.e., low valuation) relative to their industry sector
o Relatively flat or increasing earnings estimate revisions o Sufficient analysts' coverage and liquidity
o Other evidence of positive catalysts for change

The Fund may take temporary defensive positions in response to adverse market conditions. When it does so, it will invest some or all of its assets in money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments, since these securities earn interest but do not appreciate in value. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. The Fund has a non-fundamental investment policy to normally invest 80% of the value of its net assets in the particular type of investments suggested by the Fund's name. The Fund will provide 60 days prior notice to its shareholders before implementing a change in this policy.

ABOUT THE FUNDS

The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objective by active and frequent trading of foreign securities.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MAIN INVESTMENT RISKS

The Fund is subject to the following risks:

o MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money. From time to time "value" investing falls out of favor with investors. During these periods the Fund's relative performance may suffer.

o FINANCIAL RISK. This is the risk that the price of a common stock will decline because the issuing company experiences financial distress.

o MID-CAP COMPANY RISK. The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

o FOREIGN INVESTMENT RISKS. These are risks associated with investing in foreign common stocks that are in addition to the risks associated with investing in U.S. common stocks.

      -- CURRENCY RISK. This is the risk that the U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to the foreign currencies in which securities held by the Fund are traded will adversely affect the Fund.

      -- COUNTRY RISK. This is the risk that political, social or economic events in a country may adversely affect the Fund's investments in the country.

      -- REGULATION RISK. This is the risk that investors in a foreign securities market may not be afforded the same protections as investors in U.S. securities markets. This is also the risk that it may be more difficult, costly and slower to enforce legal rights of the Fund in foreign countries.

      -- LIQUIDITY RISK. This is the risk that lower or lack of trading volume may make it difficult for the Fund to sell securities held by it at quoted market prices.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE HISTORY


The return information provided in the bar chart and table below illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. The table also illustrates how the Fund's average annual returns compare to a broad measure of market performance. Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns. Prior to December 3, 2007, the investment adviser to the International Value Fund was Johnson Asset Management, Inc., the predecessor to the Advisor.

ABOUT THE FUNDS

INTERNATIONAL VALUE FUND (INCEPTION 3/31/98)
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURN

                              [BAR CHART OMITTED]

  1999    2000       2001       2002     2003      2004      2005      2006
--------------------------------------------------------------------------------
 20.88%  (1.03)%   (17.25)%    (5.48)%  36.57%    22.56%     11.25%   25.65%

                      BEST AND WORST QUARTERLY PERFORMANCE
                       FOR THE EIGHT YEARS ENDED 12/31/06
              ----------------------------------------------------
                      BEST                           WORST
                    QUARTER                         QUARTER
                    RETURN                          RETURN
              ----------------------------------------------------
                    17.39%                          (17.89)%
              (2nd quarter, 2003)              (3rd quarter, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                 ONE              FIVE           SINCE INCEPTION
                                                                 YEAR             YEAR           (3/31/98)
----------------------------------------------------------------------------------------------------------------
International Value Fund
   Return before taxes                                          25.65%           17.20%               8.97%
   Return after taxes on distributions(1)(5)                    23.31%           16.65%               8.41%
   Return after taxes on distributions and sale of Fund         18.67%           15.24%               7.78%
     shares(1)(5)
MSCI World ex-USA Index(2)(3)                                   25.71%           15.25%               7.18%
MSCI World ex-USA Value Index(2)(4)                             29.33%           17.74%               9.71%

(1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)  Reflects no deductions for fees, expenses or taxes.
(3) The MSCI World ex-USA Index is the aggregate of 23 individual country indices calculated by MSCI. This index excludes the United States. MSCI uses a target of 85% of free float-adjusted market representation within each industry group, within each country, as a guideline in constructing the index.
(4) The MSCI World ex-USA Value Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.
(5) The Fund's after-tax return may be higher than the pre-tax return because certain foreign jurisdictions require the Fund to pay taxes on securities it holds in these jurisdictions. The Fund's payment of these taxes is passed on to shareholders as tax credits. These credits reduce shareholders' current tax liability, which result in a higher after-tax return. The Fund's return after taxes on distributions and sales of Fund shares is higher than both its return before taxes and its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred.

INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

o SHAREHOLDER FEES are fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
    (as a percentage of offering price)
Maximum deferred sales charge (load)                                     None
    (as a percentage of net asset value)
Maximum sales charge (load) imposed on reinvested dividends              None
    (as a percentage of net asset value)
Redemption fee*                                                          2.00%
Exchange fee*                                                            2.00%
--------------------------------------------------------------------------------

ABOUT THE FUNDS

o ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's average net assets.
--------------------------------------------------------------------------------
Management fee                                                           0.90%
Distribution and/or service (12b-1) fees                                 0.13%
Other expenses                                                           0.37%
Acquired Fund Fees and Expenses                                          0.01%**
Total Fund Operating Expenses                                            1.41%
--------------------------------------------------------------------------------
* These fees only apply to shares sold or exchanged within 30 days of their purchase date.

** The International Value Fund indirectly bears a pro rata share of the fees and expenses of each underlying mutual fund in which it invests. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in this table will differ from that presented in the "Financial Highlights" section of this prospectus.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year                3 Years                 5 years                10 Years
$144                  $446                    $771                   $1,691
--------------------------------------------------------------------------------


                     OPTIQUE INTERMEDIATE FIXED INCOME FUND


MAIN GOAL
The Fund seeks current income consistent with capital preservation.

INVESTMENT STRATEGY
The Fund invests mainly (normally 80% or more of its net assets, plus borrowings for investment purposes) in investment grade fixed income securities. Under normal market conditions, the Fund will maintain a dollar weighted average effective maturity between three and ten years. Generally, at least 75% of the Fund's total assets will be invested in securities rated A or better by a nationally recognized rating agency. Fixed income securities may include:

o U.S. Treasury, government agency securities and government securities stripped of unmatured interest coupons;
o Corporate debt securities, including notes, bonds and debentures of U.S. issuers;
o Mortgage-backed securities, asset-backed securities and taxable municipal bonds; and
o Preferred stocks.

                                                                 ABOUT THE FUNDS

In selecting securities for the Fund, the portfolio manager follows a highly disciplined investment approach. Using the Lehman Intermediate Government/Credit Bond Index as the Fund's benchmark, the portfolio manager:

1. First, analyzes interest rate trends as well as economic and market information;
2. Then determines the desired weighted average effective maturity for the overall portfolio, after considering both the benchmark's duration and the outlook for the direction of interest rates;
3. Next, reviews sectors and industries to identify those that are most attractively priced; and
4. Finally, focuses on investment grade quality issues which are relatively undervalued (i.e., have a higher yield than other similar issues of similar quality).

The Fund may take a temporary defensive position in response to adverse market conditions. When it does so, the weighted average effective maturity of the Fund's portfolio will be less than three years as the Fund will invest in money market instruments. Money market instruments generally have lower yields than debt securities with longer maturities. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities. The Fund has a non-fundamental investment policy to normally invest 80% of the value of its net assets in the particular type of investments suggested by the Fund's name. The Fund will provide 60 days prior notice to its shareholders before implementing a change in this policy. The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objective by active and frequent trading of securities.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

MAIN INVESTMENT RISKS
The Fund is subject to the following risks:

o MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money.

o INTEREST RATE RISK. This is the risk that changes in prevailing interest rates will affect the value of the Fund's securities. Generally, when interest rates rise, the market value of the Fund's securities will decline. The longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

o CREDIT RISK. Also known as default risk, this is the risk that a bond issuer's credit rating will be downgraded or that it will default on its principal and interest payments. If an issuer fails to make interest or principal payments, the Fund's income level and share price may fall as well. Also, many U.S.



INVESTMENT GRADE SECURITIES
ARE THOSE BONDS WHICH CARRY ONE OF THE FOUR HIGHEST CREDIT RATINGS (BBB OR HIGHER) FROM A NATIONALLY RECOGNIZED RATING AGENCY, SUCH AS STANDARD & POOR'S RATINGS GROUP OR MOODY'S INVESTORS SERVICE. GENERALLY, INVESTMENT GRADE BONDS ARE CONSIDERED LESS LIKELY TO DEFAULT THAN LOWER-RATED BONDS.

AVERAGE EFFECTIVE MATURITY
IS A MEASURE OF A BOND'S MATURITY THAT TAKES INTO ACCOUNT THE POSSIBILITY THAT THE BOND MAY BE PREPAID BY THE ISSUER OR REDEEMED BY THE HOLDER BEFORE ITS STATED MATURITY DATE.

ABOUT THE FUNDS


  Government securities in which the Fund may invest are not supported by the full faith and credit of the United States Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve increased credit risk.

o PREPAYMENT RISK. This is the risk that issuers of securities held by the Fund may be able to prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gain when interest rates decline, and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the average life of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities.

o LIQUIDITY RISK. This is the risk that lower or lack of trading volume may make it difficult for the Fund to sell securities held by it at quoted market prices.



AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                                                 ABOUT THE FUNDS

PERFORMANCE HISTORY

The return information provided in the bar chart and table below illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. The table also illustrates how the Fund's average annual returns compare to a broad measure of market performance. Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns. Prior to December 3, 2007, the investment adviser to the Intermediate Fixed Income Fund was Johnson Asset Management, Inc., the predecessor to the Advisor.


INTERMEDIATE FIXED INCOME FUND (INCEPTION 3/31/98)
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURN

                              [BAR CHART OMITTED]

  1999    2000       2001       2002     2003      2004      2005      2006
--------------------------------------------------------------------------------
 (3.30)%  9.50%      8.74%      7.37%    4.31%     1.72%     1.27%     3.72%

                      BEST AND WORST QUARTERLY PERFORMANCE
                       FOR THE EIGHT YEARS ENDED 12/31/06
              ----------------------------------------------------
                      BEST                           WORST
                    QUARTER                         QUARTER
                    RETURN                          RETURN
              ----------------------------------------------------
                     4.48%                          (2.28)%
              (3rd quarter, 2001)              (2nd quarter, 2004)


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------
                                                                 ONE              FIVE           SINCE INCEPTION
                                                                 YEAR             YEAR           (3/31/98)
----------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund
   Return before taxes                                           3.72%           3.66%               4.45%
   Return after taxes on distributions(1)                        2.41%           2.26%               2.66%
   Return after taxes on distributions and sale of Fund          2.40%           2.30%               2.69%
     shares(1)
Lehman Bros. Intermediate Gov't./Credit Bond                     4.07%           4.53%               5.56%
   Index(2)(3)
Morningstar(R)Intermediate--                                     4.12%           4.62%               5.03%
   Term Bond Fund Category Index(2)(4)

(1) The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) Reflects no deductions for fees, expenses or taxes.
(3) The Lehman Brothers Intermediate Government/Credit Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate debt guaranteed by the U.S. government; all publicly issued, fixed rate, nonconvertible investment-grade dollar-denominated, SEC-registered corporate debt.
(4) The Morningstar(R) Intermediate-Term Bond Fund Category is the average cumulative total performance assuming reinvestment of dividends and capital gains distributions of funds tracked by Morningstar(R), Inc. that invest their assets primarily in U.S. corporate and other investment grade issues. The bonds have an average duration of greater than or equal to 3.5 years but less than or equal to six years, or an average effective maturity of more than four but less than ten years. The Morningstar(R) Intemediate-Term Bond Fund Category Index sectors are industrial, finance, utility and Yankee. Also included among Yankees is debt issued or guaranteed by foreign sovereign governments, municipalities or governmental or international agencies. It includes only those bonds with maturities of up to 10 years.

ABOUT THE FUNDS

INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

o SHAREHOLDER FEES are fees paid directly from your investment.
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                         None
    (as a percentage of offering price)
Maximum deferred sales charge (load)                                     None
    (as a percentage of net asset value)
Maximum sales charge (load) imposed on reinvested dividends              None
    (as a percentage of net asset value)
Redemption fee*                                                          2.00%
Exchange fee*                                                            2.00%
--------------------------------------------------------------------------------

o ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's average net assets.

Management fee                                                           0.45%
Distribution and/or service (12b-1) fees                                 0.08%
Other expenses                                                           0.39%
Total Fund Operating Expenses                                            0.92%
Less Fee Waiver and Reimbursement                                        0.07%**
Net Expenses                                                             0.85%
--------------------------------------------------------------------------------
* These fees only apply to shares sold or exchanged within 30 days of their purchase date.


** The Advisor waives its Advisory Fee to the extent necessary to ensure that the Total Fund Operating Expenses do not exceed 0.85% of the Fund's average daily net assets, pursuant to the Fund's investment advisory agreement.


EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1 Year                3 Years                  5 years                  10 Years
$89                   $288                     $504                     $1,127
--------------------------------------------------------------------------------

                                                                 ABOUT THE FUNDS

                         PORTFOLIO MANAGERS OF THE FUNDS


LARGE CAP VALUE, SMALL CAP VALUE AND INTERNATIONAL VALUE FUNDS
Wendell L. Perkins, CFA, Margaret McKay, CFA, and Edward T. Maraccini, CFA, are responsible for the day-to-day management of the Funds' portfolios. Mr. Perkins is the Executive Vice President and Chief Investment Officer of the Advisor and has managed equity portfolios for the Advisor or its predecessor since January 1994. Ms. McKay is a Senior Vice President of the Advisor and has been a portfolio manager with the Advisor or its predecessor since September 2000. Mr. Maraccini is a Senior Vice President of the Advisor and has been a portfolio manager for the Advisor or its predecessor since December 2001. Ms. McKay and Messrs. Perkins and Maraccini are equally responsible for the day-to-day management of the Funds' portfolios.


INTERMEDIATE FIXED INCOME FUND
The day-to-day management of the portfolio of the Fund is conducted by a committee of employees of the Fund's sub-adviser, RNC Genter Capital Management. This committee is comprised of the following individuals: Stephen M. Bradasich, Alexander J. Hall and Paul M. Ryan. Mr. Bradasich is Senior Vice President and Director of Fixed Income Investments at RNC Genter Capital Management, and has been with RNC for 15 years. Mr. Hall is a Vice President of RNC Genter Capital Management, and has been with RNC for 13 years. Mr. Ryan is a Portfolio Manager and Assistant Vice President at RNC Gener Capital Management, and has been with RNC for 5 years.

Mr. Bradasich leads the committee and sets the overall strategy for the Fund. The other members of the committee, Messrs. Hall and Ryan, meet regularly with Mr. Bradasich to discuss the Fund's portfolio and provide input on which securities the Fund should purchase or sell.

The Statement of Additional Information for the Funds, which is incorporated by reference into this prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds that they manage.

ABOUT YOUR ACCOUNT

                             HOW TO PURCHASE SHARES


The Optique Funds are no-load, which means you may purchase shares at net asset value ("NAV"), without any front-end or deferred sales charge or commission. NAV, the price of one share of a Fund, is calculated at the close of regular trading (generally, 3:00 p.m. Central Time) each day the New York Stock Exchange ("NYSE") is open. The NYSE is closed weekends and national holidays.

Shares may be purchased directly from the Funds or through certain broker/dealers ("Selected Dealers") who have signed a sales agreement with the Funds' Distributor, SEI Investments Distribution Co.



FOREIGN INVESTORS
The Funds do not accept investments by non-US persons. Please contact Optique Capital Management, the Fund's investment adviser, for more information.


MINIMUM INVESTMENT
                                       INITIAL                 ADDITIONAL
                                    INVESTMENT                 INVESTMENT
--------------------------------------------------------------------------------
Regular Accounts                        $2,500                        $50
Automatic Investment Plan               $1,000                        $50
IRAs                                    $1,000                        $50
Gifts to Minors                         $1,000                        $50
--------------------------------------------------------------------------------

The Funds may waive minimums for qualified retirement plans. Investors must make purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds do not accept cash, credit cards or third-party checks.

Whether you are opening a new account or adding to an existing one, the Funds provide you with several methods to buy shares.

The Funds must receive a properly completed Purchase Application to establish telephone and exchange privileges. The Funds may return incomplete applications or checks.

The Funds may reject any purchase order or refuse a telephone transaction if the Funds believe it is advisable to do so. The Funds will not accept an account if you're investing for another person as attorney-in-fact or an account with Power of Attorney ("POA") in the Purchase Application's registration.

Also, the Funds do not issue stock certificates. You'll receive a statement confirming your purchase.

                                                              ABOUT YOUR ACCOUNT

BY MAIL

o TO OPEN AN ACCOUNT:


    --   Complete an Optique Funds Application.
    -- Call 1-800-276-8272 or visit a Selected Dealer to obtain a Purchase Application. If you are opening an IRA, please complete an IRA Application.

    -- Mail your completed and signed Application along with a check payable to Optique Funds to:
                  Optique Funds
                  P.O. Box 182218
                  Columbus, OH 43218-2218

   --    For overnight or express mail, use the following address:
                  Optique Funds
                  3435 Stelzer Rd.
                  Columbus, OH 43219


o TO ADD TO AN EXISTING ACCOUNT:


    -- Mail your check payable to Optique Funds, along with an investment slip from a recent Optique Funds statement. If you do not have an investment slip, you may send a note signed by you as the account owner(s), indicating the account's full name and number.

   --    Mail to:
                  Optique Funds
                  P.O. Box 182218
                  Columbus, OH 43218-2218

   --    For overnight or express mail, use the following address:
                  Optique Funds
                  3435 Stelzer Rd.
                  Columbus, OH 43219


BY WIRE

o TO OPEN AN ACCOUNT:

   -- Prior to the wire purchase you must call 1-800-276-8272 for an investor account number. At the same time, you must complete and mail a Purchase Application or IRA Application.

   -- Have your bank wire Federal funds to Citibank NA, New York, New York using these instructions:
                  A.B.A. Routing Number XXXXXXXXX
                  For credit to Citigroup Fund Services
                  Account # XXXXXXX
                  (Fund Name)
                  (Shareholder Name)
                  (Shareholder Account No.)

ABOUT YOUR ACCOUNT


   -- Mail your ORIGINAL Purchase Application to Optique Funds as soon as possible. THE FUNDS MUST RECEIVE A PROPERLY COMPLETED AND EXECUTED PURCHASE APPLICATION TO ESTABLISH TELEPHONE AND EXCHANGE PRIVILEGES, AS WELL AS TO CERTIFY YOUR SOCIAL SECURITY NUMBER OR TAX IDENTIFICATION NUMBER. IF THE FUNDS DO NOT RECEIVE YOUR ORIGINAL APPLICATION, THEY MAY DELAY PAYMENT OF REDEMPTION PROCEEDS AND WITHHOLD TAXES.


   -- Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

o TO ADD TO AN EXISTING ACCOUNT:

   -- Call 1-800-276-8272 for instructions if your account is already open.

   -- Have your bank wire Federal funds to Citibank NA using the instructions above. Be sure to include your account number and the name of the Fund to be purchased.

   -- The Funds consider wired funds to be received in good order on the day they reach the Funds' bank account by the Funds' cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

BY INTERNET

o TO OPEN AN ACCOUNT:


   -- Go to www.optiquefunds.com


   -- Follow the online instructions.

o TO ADD TO AN EXISTING ACCOUNT:


   -- Go to www.optiquefunds.com


   -- Click on CURRENT SHAREHOLDERS

   -- Click on LOGIN TO YOUR ACCOUNT

BY AUTOMATIC INVESTMENT PLAN

o TO OPEN AN ACCOUNT:

   -- Complete the Automatic Investment Plan section on your Purchase
      Application.


   -- Make your check payable to OPTIQUE FUNDS.


   -- The minimum initial investment is $1,000.

                                                              ABOUT YOUR ACCOUNT

   -- Each month, quarter or year, the amount you specify ($50 or more) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on the 10th, 15th, 20th and/or 30th of each month.

   -- The Funds require 10 days to verify your bank information before initiating the plan.

   -- You will receive monthly statements showing these purchases.

o TO ADD TO AN EXISTING ACCOUNT:

   -- If you would like to add the Automatic Investment Plan to an existing account, call 1-800-276-8272 to request an Automatic Investment Plan Application.

   -- Complete the Application, having all signatures guaranteed, and return it to the address provided above.

   -- The Funds require 10 days to verify your bank information before initiating the plan.

   -- The minimum subsequent investment is $50.

Presently, the Funds do not charge a service fee for the Automatic Investment Plan. However, if there is not enough money in your bank account to cover the withdrawal, the Funds will cancel your purchase, and you will be responsible for any resulting loss to the Funds.

A redemption of all funds from your account will automatically discontinue the Automatic Investment Plan. If you would like to suspend your Automatic Investment Plan, please call our Shareholder Services Department at 1-800-276-8272 for details. The Funds can terminate the Automatic Investment Plan at any time with 7 days' notice.

BY ELECTRONIC FUNDS TRANSFER o TO ADD TO AN EXISTING ACCOUNT:

   -- Call 1-800-276-8272 for instructions if your account is already open.

   -- The Funds require 7 business days to verify your bank information before initiating this privilege.

   -- You may request electronic transfers by phone or in writing in amounts from $50 to $50,000 per day.

   -- The Funds withdraw money from the bank account you designated when establishing the privilege and invest it at the NAV calculated after they receive your request in good order. See page 31 for definition of "good order".

ABOUT YOUR ACCOUNT

PURCHASES THROUGH A FINANCIAL INTERMEDIARY, SELECTED DEALER OR OTHER THIRD PARTY If you purchase shares through a financial intermediary, Selected Dealer or other provider, their minimum investment requirements, policies and fees may differ from those described here. Please contact your financial intermediary or provider for a complete description of its policies. You will want to carefully review these procedures before investing. The Funds may accept requests to buy additional shares into a Selected Dealer street name account only from the Selected Dealer.

The Funds may authorize Selected Dealers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the Selected Dealer or its designee accepts them, and price them at the next NAV calculated after receipt by the Selected Dealer or its designee.

The Funds have agreed to allow some Selected Dealers to enter purchase orders for their customers with payment to follow. The Funds price these telephone orders at the next NAV calculated after the Selected Dealer or its designee accepts them. The Selected Dealer is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon period. Otherwise, the Selected Dealer could be liable for resulting fees or losses.

The Funds normally will price purchase orders you place with a Selected Dealer or its designee prior to the close of regular trading on the NYSE (normally 3:00 p.m. Central Time) at the NAV calculated later that day. Selected Dealers are responsible for promptly forwarding orders and payment to the Transfer Agent. If your request is received by the Selected Dealer or its designee after the close of regular trading on the NYSE, or on a holiday, weekend or a day the NYSE is closed, the Funds will process your purchase request on the next business day at that day's NAV.

CHECKS/RETURNED CHECKS
All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Funds will cancel your purchase for any check or electronic transfer returned unpaid, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUNDS.

REDEMPTION REQUESTS SHORTLY AFTER PURCHASE
The Funds may delay payment for redemptions up to 14 business days to make sure there are sufficient funds to cover the check or electronic transfer you use to make the purchase. If you plan to exchange or redeem shares shortly after purchase, you may want to make your purchase by wire. However, if you do so, you may have to pay a redemption or exchange fee. See page 29 "Frequent Purchases and Redemptions of Fund Shares" and page 30 "Exchange Privileges" regarding redemption policies.

                                                              ABOUT YOUR ACCOUNT

CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established at the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established at the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ABOUT YOUR ACCOUNT

                     SELLING (REDEEMING) SHARES OF THE FUNDS

You may sell (redeem) your shares on any business day the NYSE is open for trading. There is no charge to redeem shares. The Funds may withhold taxes on IRA redemptions to meet Federal law requirements.

If your redemption request is received in good order before the close of regular trading on the NYSE (normally 3:00 p.m. Central Time), you will receive that day's NAV. See page 31 for a definition of "good order." If your request is received after the close of regular trading on the NYSE, or on a holiday, weekend or a day the NYSE is closed, you will receive the next business day's NAV.

If you are redeeming shares that were recently purchased by check, the Funds may delay the payment of your redemption proceeds until your check or electronic transfer has cleared. This may delay payment of redemption proceeds up to 14 business days. If you plan to redeem or exchange shares shortly after purchase, you may want to make your purchase by wire. However, if you do so, you may have to pay a redemption or exchange fee. See page 29 "Frequent Purchases and Redemptions of Fund Shares" and page 30 "Exchange Privileges" regarding redemption policies.

The Funds provide you with several methods to redeem shares.


BY MAIL
o Send your unconditional written request for redemption to:
         Optique Funds
         P.O. Box 182218
         Columbus, OH 43218-2218

o For overnight or express mail, use the following address:
         Optique Funds
         3435 Stelzer Road
         Columbus, OH 43219


o Your unconditional written request must include:

   -- The names and signatures of all account holders. All account holders need to sign the request exactly as their names appear on the account;

   -- The number of shares or the dollar amount to be redeemed;

   -- The Fund's name; and

   -- The account number to be redeemed.

                                                              ABOUT YOUR ACCOUNT

o If you are redeeming from an IRA, also include the amount or percentage of tax withholding on your redemption request. If this information is not included, the Funds are required to automatically withhold 10% of your redemption proceeds.

o Payments will be mailed within 7 calendar days of receiving redemption instructions in good order. See page 31 for a definition of "good order."

o Include documentation required for corporate, partnership or fiduciary accounts. Call 1-800-276-8272 for details.

o Signatures must be guaranteed if:

   -- Your redemption request is greater than $50,000;

   -- The proceeds are to be paid to someone other than the account holder;

   -- The proceeds are to be sent to an address other than the address of record; or

   -- The request is made within 30 days' of an address change.

BY TELEPHONE
o If you did not waive the telephone redemption privilege on your Purchase Application, you may call 1-800-276-8272 to redeem shares.

o You will be asked to provide:

   -- Your name;

   -- Account number;

   -- Social Security Number; and

   -- Dollar amount or number of shares to be redeemed.

o Proceeds will be sent to you at the address of record on your account or sent by wire or electronic funds transfer to the bank account listed in your records.

o Wire payments for redemptions requested by phone will usually be made on the next business day.

o Electronic funds transfer will ordinarily arrive at your bank 2 to 3 banking days after transmission.

ABOUT YOUR ACCOUNT

o The Funds reserve the right to refuse a telephone redemption request.

o The Funds will not accept telephone redemption requests for payment by check for 30 days following an address change. You must make the request in writing, with all signatures guaranteed.

BY INTERNET


o Go to www.optiquefunds.com


o Click on CURRENT SHAREHOLDERS

o Click on LOGIN TO YOUR ACCOUNT

SYSTEMATIC WITHDRAWAL PLAN
If your account balance is $10,000 or more, you can request regular distributions of at least $50. Note that withdrawals may result in a gain or loss for Federal income tax purposes.

o Call 1-800-276-8272 to request a Systematic Withdrawal Plan Application.

o To change your plan, send a request in writing signed by each registered holder of the account.

o You can stop the Systematic Withdrawal Plan at anytime without charge or penalty, call 1-800-276-8272 for details.

o The Funds reserve the right to change or eliminate the plan anytime with 60 days' notice.

REDEMPTIONS THROUGH A FINANCIAL INTERMEDIARY, SELECTED DEALER OR OTHER THIRD
PARTY
A financial intermediary, Selected Dealer or other third party may charge a fee to redeem your Fund shares. If the Selected Dealer is the shareholder of record, the Funds may accept redemption requests only from that Selected Dealer. Because redemption procedures vary from dealer to dealer, you will want to carefully review these procedures before redeeming shares.

The Funds may authorize Selected Dealers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the Selected Dealers or their designees accept them, and price them at the next calculated NAV.

                                                              ABOUT YOUR ACCOUNT

OTHER REDEMPTION POLICIES
If the dollar amount you request to be redeemed is greater than the current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.

TELEPHONE AND WIRE REQUESTS
During times of unusual market activity, you may have trouble placing a request by telephone or wire. In this event, consider sending your order by mail or overnight delivery using the address provided on page 21.

The Funds take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.

REDEMPTIONS IN LOW BALANCE ACCOUNTS
If a redemption or exchange leaves your account below $1,000, or you discontinue the Automatic Investment Plan before you have invested $1,000, the Funds may provide you a 30-day notice to add to your balance or renew your Automatic Investment Plan. If you do not act within the 30-day period, the Funds may close your account and send you the proceeds.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Frequent purchases and redemptions of any of the Funds' shares by a shareholder may harm other shareholders of that Fund by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Because there may be less liquidity in the stocks of small capitalization companies in which the Small Cap Value Fund invests, the Small Cap Value Fund may be subject to greater risk of market timing activities than the Large Cap Value Fund. Also, since the International Value Fund invests a significant amount of its assets in foreign securities, it is subject to the risk that investors may attempt to engage in "time-zone arbitrage," by taking advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange that day, when the International Value Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders.

The Board of Directors has adopted the market timing policies and procedures below to discourage frequent purchases and redemptions of each Fund's shares. Additionally, the International Value Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what is believed to be their fair value, may help deter time-zone arbitrage.

ABOUT YOUR ACCOUNT

1. Each Fund reserves the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that a Fund believes might engage in frequent purchases and redemptions of that Fund's shares based on any unusual trading activity by such investor and/or such investor's trading history.
2. Each Fund imposes a 2% redemption fee on redemptions that occur less than 30 days after purchase. Any proceeds of the fee will be credited to the assets of the appropriate Fund.

The redemption fee will not apply to (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares held in retirement plans (other than IRAs), (3) shares redeemed through designated systematic withdrawal plans, or (4) shares exchanged pursuant to the exchange privilege, but otherwise applies to all investors in the Funds, including those that invest through omnibus accounts at intermediaries such as broker-dealers. While the redemption fee does not apply to shares that are exchanged, the Funds do impose a 2% exchange fee on the value of shares exchanged less than 30 days after purchase.

The Funds rely on intermediaries to determine when a redemption occurs less than 30 days after purchase. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although the Funds have taken steps to discourage frequent purchases and redemptions of their shares, they cannot guarantee that such trading will not occur.

                               EXCHANGE PRIVILEGE


Investors may exchange shares of one Optique Fund for shares of another Optique Fund. Note that an exchange is an ordinary sale and purchase for Federal income tax purposes. As a result, you may realize a capital gain or loss. You may only exchange into Funds that are legally qualified for sale in your state.


o To open a new account with an exchange, the transaction must meet account minimums ($2,500 for a regular account; $1,000 for an IRA).

o New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

o To add to an account, the exchange must be $500 or more.

o To exchange shares by telephone, follow the instructions under "Selling (Redeeming) Shares of the Funds - By Telephone."

o Each Fund imposes a 2% exchange fee on the value of the shares exchanged less than 30 days after purchase. The exchange fee operates in the same manner as the redemption fee discussed under the caption "Frequent Purchases and Redemptions of Fund Shares" on page 29.

                                                              ABOUT YOUR ACCOUNT

                OTHER PURCHASE, REDEMPTION AND EXCHANGE POLICIES

GOOD ORDER
The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:

o The Fund's name and your account number.

o The number or dollar amount of shares you want to buy or sell.

o Signatures of all account holders, exactly as registered on the account.

o Signature guarantees for the following:

   -- If the amount to be redeemed is more than $50,000;

   -- If the proceeds are sent to someone other than the shareholder of record;
      or

   -- If the request is made within 30 days of an address change.

o Any documentation required for redemptions by corporations, trusts, estates and other organizations.

TELEPHONE TRANSACTIONS
Unless you waive telephone privileges on your Purchase Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each account holder.

The Funds will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.

SIGNATURE GUARANTEES
Whenever you change your bank information or your account registration information, you must provide a signature guarantee for each account holder. Signature guarantee requirements help protect you from fraud. You may obtain a signature guarantee from a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc. or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.


RETIREMENT PLANS
Optique Funds may be an appropriate choice for your retirement plan. In addition, the Funds may be used as investment options for 401(k) plans and other retirement vehicles. Descriptions of the plans, application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals are available by calling 1-800-276-8272.

ABOUT YOUR ACCOUNT

LOST ACCOUNTS. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance. Unclaimed accounts may be subject to state escheatment laws and the Funds and the Transfer Agent will not be liable to the shareholders or their representatives for compliance with those laws in good faith.

ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal Law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                              NET ASSET VALUE (NAV)


Each of the Optique Funds normally calculates its net asset value (NAV) each day the NYSE is open, after the close of business (normally 3:00 p.m. Central Time). NAV is calculated by adding together the value of a Fund's total assets, subtracting its liabilities, and then dividing the balance by the number of shares outstanding. The Funds do not calculate their NAVs on the days when the NYSE is closed.


The Funds typically use current market quotations to value their securities. The Funds will value fixed income securities with a remaining maturity of 60 days or less on an amortized cost basis. If securities do not have readily available market quotation or if there are events that have occurred between the closing of an exchange on which securities are principally traded and the closing of the NYSE that is likely to have changed the value of the securities, the Funds will use a good faith fair value either provided by the Board of Directors or determined pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted sales price and a Fund may not be able

                                                              ABOUT YOUR ACCOUNT

to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. The Board of Directors may also approve the use of pricing services to assist in the calculation of NAVs for the Funds.

The International Value Fund will, and the other Funds may, hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not calculate their NAVs. To the extent they do so, the market value of the Funds' investments may change on days when you cannot purchase or redeem Fund shares.

The Funds price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, they may price these securities at the average of the current bid and asked price of such currenices against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Funds do not have either of these alternatives available to them or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds typically distribute most or all of their net income to shareholders in the form of dividends. The Funds distribute net capital gains, if any, annually.

In general, any distributions of dividends you receive from the Funds are taxable as dividend income and any distributions of interest income and short term capital gains you receive from the Funds are taxable as ordinary income. Any net long-term capital gains you receive are taxable as capital gains, regardless of how long you have owned your shares. The Funds expect that the distributions of the Intermediate Fixed Income Fund will consist primarily of ordinary income; the distributions of the Small Cap Value Fund will consist primarily of net capital gains; and the distributions of the Large Cap Value Fund and International Value Fund will consist of both dividend income and net capital gains.

The following table summarizes the distribution policies for each of the Funds:

                                           DIVIDENDS              CAPITAL GAINS
FUND                                        (IF ANY)                   (IF ANY)
--------------------------------------------------------------------------------
Large Cap Value Fund                       quarterly                   annually
Small Cap Value Fund                        annually                   annually
International Value Fund                    annually                   annually
Intermediate Fixed Income Fund               monthly                   annually
--------------------------------------------------------------------------------

MORE ABOUT THE FUNDS

REINVESTMENT OF FUND DISTRIBUTIONS
Investors can reinvest all of their income dividends and/or capital gain distributions into the Funds at NAV or receive their distributions in cash. For investors whose income is subject to tax, distributions are taxable whether they are paid in cash or reinvested in additional shares.

TAX CONSIDERATIONS
The sale of shares in your account may produce a taxable gain or a loss. An exchange of shares of one Fund for another is treated as a sale of the Fund shares surrendered in exchange and may result in a taxable gain. A portion of the ordinary income distributions from the Intermediate Fixed Income Fund may be exempt from state taxation. Please consult your tax advisor regarding the treatment of your distribution.

ASSET ALLOCATION (DIVERSIFICATION)
You should not consider an investment in any one Fund a complete investment program. Like most investors, you should hold a number of different investments, each with a different level of risk, including common stocks, bonds and money market instruments.

                             MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER
Optique Capital Management, Inc. is the investment adviser for the Funds. Located at 555 Main Street, Suite 440, Racine, WI 53403, the Advisor manages the investments of the Large Cap Value Fund, Small Cap Value Fund and the International Value Fund (but not the Intermediate Fixed Income Fund) and manages each Fund's business operations under the overall supervision of the Funds' Board of Directors. With respect to the Intermediate Fixed Income Fund, the Advisor develops the investment program, recommends to the Funds' Board of Directors a sub-adviser to manage the investments of the Intermediate Fixed Income Fund, and monitors the performance of the sub-adviser.

The Advisor manages the portfolio of securities for each Fund except the Intermediate Fixed Income Fund. As such it selects portfolio securities for investment, purchases and sells securities and places orders for the execution of portfolio transactions. As compensation for the Advisor's services, the Funds pay the Advisor a fee which is calculated daily and payable monthly, based upon the average daily net assets of each Fund at the following annual rates:


--------------------------------------------------------------------------------
Large Cap Value Fund                                    0.75%
Small Cap Value Fund                                    0.75%
International Value Fund                                0.90%
Intermediate Fixed Income Fund                          0.45%
--------------------------------------------------------------------------------

                                                            MORE ABOUT THE FUNDS


A discussion regarding the basis for the Board of Directors approving the investment advisory agreements with the Advisor for the Funds is available in the Funds' definitive proxy statement on Schedule 14a (filed November 9, 2007), and will be available in the Funds' annual report to shareholders for the period ended October 31, 2007.


SUB-ADVISER
RNC Genter Capital Management ("RNC") is the sub-adviser for the Intermediate Fixed Income Fund. Located at 11601 Wilshire Boulevard, Twenty-Fifth Floor, Los Angeles, CA 90025, RNC selects portfolio securities for investment by the Intermediate Fixed Income Fund, purchases and sells securities for the Intermediate Fixed Income Fund, and places orders for the execution of portfolio transactions.


As compensation for RNC's services, the Advisor will pay RNC a monthly fee, at an annual rate based on the average daily net assets of the Intermediate Fixed Income Fund.

A discussion regarding the basis for the Board of Directors approving the sub-advisory agreement with RNC for the Intermediate Fixed Income Fund is available in the Funds' definitive proxy statement on Schedule 14a (filed November 9, 2007), and will be available in the Funds' annual report to shareholders for the period ended October 31, 2007.


ADMINISTRATOR
SEI Investments Global Funds Services ("SIGFS") (formerly SEI Investments Mutual Funds Services) acts as administrator for the Funds. SIGFS is located at One Freedom Valley Dr., Oaks, PA 19456 and provides administrative and accounting services to the Funds, including calculating each Fund's NAV.

TRANSFER AGENT
Citigroup Fund Services ("Citigroup") acts as transfer agent for the Funds. Citigroup is located at Two Portland Square, Portland, ME 04101.

CUSTODIAN
State Street Bank and Trust Company, located at 801 Pennsylvania, Kansas City, Missouri 64105, acts as custodian of the Funds' investments.

DISTRIBUTION FEES
The Funds have adopted a Service and Distribution Plan under Rule 12b-1 under the Investment Company Act. The Plan allows a Fund to use part of the Fund's assets (up to 0.25% of its average daily net assets) to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MORE ABOUT THE FUNDS

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since their inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal years presented has been derived from the Funds' financial statements, which have been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request.


                                           LARGE CAP VALUE FUND                                     SMALL CAP VALUE FUND
                            ---------------------------------------------------  --------------------------------------------------
                            FISCAL     FISCAL    FISCAL      FISCAL     FISCAL   FISCAL     FISCAL     FISCAL     FISCAL    FISCAL
                            YEAR       YEAR      YEAR        YEAR       YEAR     YEAR       YEAR       YEAR       YEAR      YEAR
                            ENDED      ENDED     ENDED       ENDED      ENDED    ENDED      ENDED      ENDED      ENDED     ENDED
                            OCTOBER    OCTOBER   OCTOBER     OCTOBER    OCTOBER  OCTOBER    OCTOBER    OCTOBER    OCTOBER   OCTOBER
                            31,        31,        31,        31,        31,      31,        31,        31,        31,       31,
                            2006       2005       2004       2003       2002     2006       2005       2004       2003      2002
                            -------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR           $10.28     $9.83      $8.63      $7.01      $8.34    $11.96     $13.26     $12.61      $9.13    $11.45

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income         0.16      0.16       0.11       0.11       0.10      0.04       0.04       0.04       0.05      0.05
Net realized and
   unrealized gain (loss)
   on investments             1.71*     0.89*      1.20*      1.62*     (1.20)     2.34*      0.93*      1.04*      3.49*    (0.97)*
                            ------    ------      -----      -----      -----    ------     ------     ------     ------     -----
    Total from Investment
        Operations            1.87      1.05       1.31       1.73      (1.10)     2.38       0.97       1.08       3.54     (0.92)
                            ------    ------      -----      -----      -----    ------     ------     ------     ------     -----
LESS DISTRIBUTIONS PAID:
From net investment income   (0.17)    (0.16)     (0.11)     (0.11)     (0.09)    (0.04)     (0.04)     (0.04)     (0.06)    (0.09)
From net realized capital
gains                        (0.89)    (0.44)        --         --      (0.14)    (1.51)     (2.23)     (0.39)        --     (1.31)
                            ------    ------      -----      -----      -----    ------     ------     ------     ------     -----
    Total Distributions      (1.06)    (0.60)     (0.11)     (0.11)     (0.23)    (1.55)     (2.27)     (0.43)     (0.06)    (1.40)
                            ------    ------      -----      -----      -----    ------     ------     ------     ------     -----
NET ASSET VALUE, END OF
YEAR                        $11.09    $10.28      $9.83      $8.63      $7.01    $12.79     $11.96     $13.26     $12.61     $9.13
                            ======    ======      =====      =====      =====    ======     ======     ======     ======     =====

    TOTAL RETURN(1)          19.71%    10.80%     15.27%(2)  24.93%    (13.64)%   22.19%      6.92%      8.76%(2)  38.99%   (10.09)%

SUPPLEMENTAL DATA AND
RATIOS:
Net assets, end of year
(000s)                    $139,799  $113,366    $94,038    $71,662    $48,022   $41,864    $56,118    $70,777    $73,035   $60,177
Ratio of expenses to
   average net assets,
   net of waivers and
   reimbursements             1.06%     1.07%      1.17%      1.34%      1.40%     1.44%      1.22%      1.22%      1.34%     1.33%
Ratio of expenses to
   average net assets,
   before waivers and
   reimbursements             1.06%     1.07%      1.24%      1.34%      1.40%     1.44%      1.22%      1.29%      1.34%     1.33%
Ratio of net investment
   income to average net
   assets, net of waivers
   and reimbursements         1.61%     1.62%      1.16%      1.49%      1.26%     0.29%      0.37%      0.29%      0.51%     0.64%
Ratio of net investment
   income to average net
   assets, before waivers
   and reimbursements         1.61%     1.62%      1.09%      1.49%      1.26%     0.29%      0.37%      0.22%      0.51%     0.64%
Portfolio turnover rate         46%       54%        38%        51%        44%       87%        71%        62%        73%       78%


* Includes redemption fees retained by the Fund. Such redemption fees represent less than $0.01 per share.


1. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Prior to December 3, 2007, the investment adviser was Johnson Asset Management, Inc., the predecessor to the Advisor.


2. Fee waivers and/or reimbursements were in effect. If they had not been in effect, performance would have been lower.


AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                                         INTERNATIONAL VALUE FUND                           INTERMEDIATE FIXED INCOME FUND
                            -------------------------------------------------  --------------------------------------------------
                            FISCAL     FISCAL   FISCAL      FISCAL    FISCAL   FISCAL     FISCAL     FISCAL     FISCAL    FISCAL
                            YEAR       YEAR     YEAR        YEAR      YEAR     YEAR       YEAR       YEAR       YEAR      YEAR
                            ENDED      ENDED    ENDED       ENDED     ENDED    ENDED      ENDED      ENDED      ENDED     ENDED
                            OCTOBER    OCTOBER  OCTOBER     OCTOBER   OCTOBER  OCTOBER    OCTOBER    OCTOBER    OCTOBER   OCTOBER
                            31,        31,       31,        31,       31,      31,        31,        31,        31,       31,
                            2006       2005      2004       2003      2002     2006       2005       2004       2003      2002
                            -----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR           $14.12    $12.37    $10.44      $8.09     $8.56     $9.80     $10.11     $10.15      $9.98    $10.18

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income         0.28      0.20      0.15       0.13      0.08      0.35       0.34       0.34       0.41      0.47
Net realized and
   unrealized gain (loss)
   on investments             3.04*     1.78*      1.91      2.29*    (0.51)*    0.04*     (0.31)*    (0.04)      0.17     (0.20)
                            ------    ------    ------     ------     -----    ------      -----     ------     ------     -----
    Total from Investment
        Operations            3.32      1.98      2.06       2.42     (0.43)     0.39       0.03       0.30       0.58      0.27
                            ------    ------    ------     ------     -----    ------      -----     ------     ------     -----
LESS DISTRIBUTIONS PAID:
From net investment income   (0.23)    (0.18)    (0.13)     (0.07)    (0.04)    (0.35)     (0.34)     (0.34)     (0.41)    (0.47)
From net realized capital
gains                        (0.59)    (0.05)       --         --        --        --         --         --         --        --
                            ------    ------    ------     ------     -----    ------      -----     ------     ------     -----
    Total Distributions      (0.82)    (0.23)    (0.13)     (0.07)    (0.04)    (0.35)     (0.34)     (0.34)     (0.41)    (0.47)
                            ------    ------    ------     ------     -----    ------      -----     ------     ------     -----
NET ASSET VALUE, END OF
YEAR                        $16.62    $14.12    $12.37     $10.44     $8.09     $9.84      $9.80     $10.11     $10.15     $9.98
                            ------    ------    ------     ------     -----    ------      -----     ------     ------     -----
    TOTAL RETURN(1)          24.57%    16.11%    19.84%(2)  30.08%    (5.05)%    4.10%(2)   0.31%      2.98%(2)   5.86%(2)  2.76%(2)
                            ======    ======    ======     ======     =====    ======      =====     ======     ======     =====
SUPPLEMENTAL DATA AND
RATIOS:
Net assets, end of year    $98,943   $88,618   $69,735    $54,031   $37,160   $59,804    $66,701    $71,354    $70,663   $74,068
(000s)
Ratio of expenses to
   average net assets,
   net of waivers and
   reimbursements             1.40%     1.41%     1.57%      1.70%     1.81%     0.85%      0.81%      0.85%     0.85%      0.85%
Ratio of expenses to
   average net assets,
      before waivers and
   reimbursements             1.40%     1.41%     1.60%      1.70%     1.81%     0.92%      0.81%      0.89%      0.87%     0.87%
Ratio of net investment
   income to average net
   assets, net of waivers
   and reimbursements         1.79%     1.48%     1.31%      1.43%     0.92%     3.60%      3.41%      3.32%      3.95%     4.71%
Ratio of net investment
   income to average net
   assets, before waivers
   and reimbursements         1.79%     1.48%     1.28%      1.43%     0.92%     3.53%      3.41%      3.28%      3.93%     4.69%
Portfolio turnover rate         21%       16%       19%        17%       35%       21%        37%        35%        32%       93%

INFORMATION

                              FOR MORE INFORMATION


o ACCOUNT STATEMENTS. You will receive a periodic statement detailing activity in your account from Optique Funds, your financial intermediary or other provider.

o ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS. These reports detail the Funds' actual investments (as of the report date) and performance information. The Annual Report includes a discussion of recent market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year. The Annual Report is audited by the Funds' independent accountants. To reduce expenses, the Funds will mail one copy of each report to each Tax ID even though the investor may have more than one account with the Funds. The Optique Funds make available the annual and semi-annual reports of the Funds, free of charge, on their Internet website (http://www.optiquefunds.com).

o STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally part of) in this prospectus. You may visit the SEC's Internet website (www.sec.gov) to view the SAI and other information. The SAI is also available, free of charge, on the Optique Funds' Internet website (http://www.optiquefunds.com), and is available from Selected Dealers through which shares of the Optique Funds may be purchased or sold.


To request a free copy of the current Annual/Semiannual Report or SAI, please write, call or visit the Funds online at:


Optique Funds
3435 Stelzer Road
Columbus, OH 43219
1-800-276-8272
www.optiquefunds.com

You can review and copy information about the Optique Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about the Optique Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by writing to the address below or by electronic request to publicinfo@sec.gov.


Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102

SEC File Number: 811-08627

                                    OPTIQUE
                                      FUNDS
                                     [LOGO]


                                 Optique Funds
                                  P.O. Box 515
                             Racine, WI 53401-0515
                              www.optiquefunds.com



OPT-PS-001-0100